INTANGIBLE ASSETS, NET (Tables) - Purchased software and Medical License Intangibles	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of components of intangible assets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Software	934	1,305	187
Medical license	5,300	5,300	761
Total	6,234	6,605	948
Less: Accumulated amortization	(828)	(1,405)	(201)
Total	5,406	5,200	747

Schedule of estimated amortization expense

Year ending December 31,	RMB
2020	594
2021	575
2022	518
2023	391
2024	353
Thereafter	2,769